Retirement and Welfare Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Retirement and Welfare Benefits (Textual)
Cost of revenue	$ 5,547,779	$ 6,315,504
Selling and marketing expenses	23,908,733	6,209,804
General and administrative expenses	2,451,249	2,108,854
Research and development expenses	1,046,198	2,882,202
Retirement and Welfare Benefits [Member]
Retirement and Welfare Benefits (Textual)
Provision for employee benefits	170,227	353,033
Cost of revenue	23,392	30,455
Selling and marketing expenses	48,957	97,408
General and administrative expenses	49,717	86,934
Research and development expenses	$ 48,161	$ 138,236